Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Contingency [Line Items]
Beginning balance	52,911	153,754	217,636
Increases for tax positions of current year	749	681	12,740
Increases for tax positions of prior years		719
Decreases for tax positions of prior years	(11,206)	(17,659)	(38,353)
Amounts of decreases in the unrecognized tax benefits relating to settlements		(3,817)	(38,269)
Amounts of decreases in the unrecognized tax benefits relating to a lapse of the statute of limitations	(30,479)	(80,767)
Ending balance	11,975	52,911	153,754